Revision of Prior Financial Statements - Summary of Consolidated Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Current assets	₩ 12,157,814	₩ 11,117,433	₩ 9,828,525	₩ 9,866,302
Trade and other receivables	5,680,349	5,969,040	5,964,565	5,477,634
Total assets	32,474,120	31,252,689	29,895,721	30,814,580
Current liabilities	9,394,123	9,744,055	9,474,162	9,539,195
Trade and other payables	7,007,515	7,426,385	7,426,088	7,141,725
Current income tax liabilities	249,837		82,984	102,843
Total liabilities	17,815,630	17,062,496	16,712,367	17,897,638
Equity attribute to owners of the Controlling Company	13,129,901	12,721,456	11,791,590	11,564,098	₩ 11,564,098	₩ 10,933,231
Retained earnings	11,256,069		9,961,150	9,778,707	9,778,707	9,147,467
Total equity	14,658,490	14,190,193	13,183,354	12,916,942	12,916,942		₩ 12,253,627
Total liabilities and equity	32,474,120		29,895,721	30,814,580
As previously reported [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Current assets	10,822,686	9,828,525	9,678,243	9,716,020
Trade and other receivables	5,687,490	5,964,565	5,814,283	5,327,352
Total assets	31,051,560	29,895,721	29,745,439	30,664,298
Current liabilities	9,075,863	9,474,162	9,458,104	9,523,137
Trade and other payables		7,426,088	7,424,134	7,139,771
Current income tax liabilities			68,880	88,739
Total liabilities	17,442,862	16,712,367	16,696,309	17,881,580
Equity attribute to owners of the Controlling Company	12,159,471	11,791,590	11,657,366	11,429,874	11,429,874	10,835,735
Retained earnings			9,826,926	9,644,483	9,644,483	9,049,971
Total equity	13,608,698	₩ 13,183,354	13,049,130	12,782,718			₩ 12,156,131
Total liabilities and equity			29,745,439	30,664,298
Adjustments [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Current assets			150,282	150,282
Trade and other receivables			150,282	150,282
Total assets			150,282	150,282
Current liabilities			16,058	16,058
Trade and other payables			1,954	1,954
Current income tax liabilities			14,104	14,104
Total liabilities			16,058	16,058
Equity attribute to owners of the Controlling Company			134,224	134,224	134,224	97,496
Retained earnings	₩ 97,496		134,224	134,224	₩ 134,224	₩ 97,496
Total equity			134,224	134,224
Total liabilities and equity			₩ 150,282	₩ 150,282